Note 19 - Regulatory Matters (Details Textual) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 22, 2024 USD ($) $ / shares shares	Feb. 14, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2019	Jan. 01, 2015	Dec. 31, 2014
Common Equity Tier 1 Required For Capital Adequacy To Risk Weighted Assets			4.50%	4.50%		4.50%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets			0.06	0.06		0.06	0.04
Capital Conservation Buffer					2.50%
Risk Weighting for Certain Assets						150.00%	100.00%
Stock Issued During Period, Shares, New Issues (in shares) | shares	128,500	84,818
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 11.27	$ 11.79
Proceeds from Issuance of Common Stock	$ 1,400	$ 1,000	$ 2,448	$ 1,645
Payments of Dividends			1,338	1,154
Retained Earnings (Accumulated Deficit)			33,198	31,741
Quaint Oak Bank [Member]
Payments of Dividends			0	0
Retained Earnings (Accumulated Deficit)			$ 5,200	$ 5,200